Acquisition (Details) - Schedule of Estimated Fair Values of Net Assets Acquired and Liabilities Assumed	Dec. 31, 2023 USD ($)
Acquisition of Cheyi BVI [Member]
Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	$ 216,572
Prepayments	575,913
Others receivable	4,761,164
Property and equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts and notes payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Goodwill	14,157,570
Total purchase price	21,993,647
Acquisition of Yinhua [Member]
Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	4,519,839
Prepayments	8,050,558
Property and equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price	8,949,823
Acquisition of Feipeng BVI [Member]
Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	3,746,298
Prepayments	550,944
Others receivable	246,748
Property and equipment, net	123,446
Deposits	610,393
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities	(1,110,416)
Goodwill	13,715,130
Total purchase price	12,604,714
Acquisition of Alliance BVI [Member]
Recognized amounts of identifiable assets acquired and liabilities
Prepayments	1,587,580
Others receivable	106,839
Inventory	29,846
Property and equipment, net	868,434
Others payable and accrued liabilities	(3,326,021)
Tax payable	(3,483)
Total identifiable net liabilities	(736,805)
Goodwill	22,029,753
Total purchase price	$ 21,292,948